Document And Entity Information	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 26, 2023
Entity Registrant Name	Genesco Inc.
Entity Central Index Key	0000018498
Entity Emerging Growth Company	false
Entity File Number	1-3083
Entity Incorporation, State or Country Code	TN
Entity Tax Identification Number	62-0211340
Entity Address, Address Line One	535 Marriott Drive
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37214
City Area Code	615
Local Phone Number	367-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	GCO
Security Exchange Name	NYSE
Amendment Description	This Current Report on Form 8-K/A amends and supplements the Current Report on Form 8-K of Genesco Inc. (the “Company”) originally filed with the Securities and Exchange Commission on June 26, 2023 (the “Initial Filing”). The Initial Filing reported the final voting results of the Company’s Annual Meeting of Shareholders held on June 22, 2023. The sole purpose for filing this Current Report on Form 8-K/A is to amend the Initial Filing to disclose the Company’s determination with respect to the frequency of future shareholder advisory votes on the Company’s executive compensation. No other changes have been made to the Initial Filing.